CONCENTRATION OF RISK (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash	$ 15,478,337	$ 11,828,316	$ 19,760,244
Revenue Benchmark [Member]
Concentration Risk, Percentage			10.00%
Revenue Benchmark [Member] | Two Customers
Concentration Risk, Percentage	12.10%	10.80%
Accounts Receivable [Member]
Concentration Risk, Percentage			10.00%
Accounts Receivable [Member] | Two Customers
Concentration Risk, Percentage	15.10%	10.80%
Purchases [Member] | First Vendor
Concentration Risk, Percentage	54.84%	49.20%	35.30%
Purchases [Member] | Second Vendor
Concentration Risk, Percentage	31.53%	43.60%	27.40%
Purchases [Member] | Third Vendor
Concentration Risk, Percentage			26.10%
Accounts Payable [Member] | First Vendor
Concentration Risk, Percentage		62.40%	39.50%
Accounts Payable [Member] | Second Vendor
Concentration Risk, Percentage		17.10%	25.40%
Accounts Payable [Member] | Third Vendor
Concentration Risk, Percentage			25.20%
Accounts Payable [Member] | One Vendor
Concentration Risk, Percentage	14.00%